Redeemable Non-Controlling Interests	12 Months Ended
Dec. 31, 2023
Redeemable Non-Controlling Interests [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

NOTE 20 – REDEEMABLE NON-CONTROLLING INTERESTS

On June 13, 2022, Guizhou Province New Kinetic Industry Development Fund Partnership (“New Kinetic Partnership”) subscribed 22.8395% of the preferred shares of Sunrise Guizhou, at total cash consideration of RMB200,000,000, approximately $29,467,667.

The New Kinetic Partnership has a right to require Sunrise Guizhou and its shareholders to redeem New Kinetic Partnership’s shares, at any time and from time to time on or after the date of the earliest to occurrence of the following: (i) Sunrise Guizhou fails to complete a qualified initial public offering (“IPO”) thirty-six months post-closing; (ii) Sunrise Guizhou fails to complete the profit commitment for consecutive two years; (iii) Sunrise Guizhou’s conviction of breaches or violation of criminal laws and/or applicable regulations which may have a material adverse effect on the Company’s business; (iv) the occurrence of the change of business of Sunrise Guizhou; (v) the net assets of Sunrise Guizhou is less than the net assets as of the date of the investment; (vi) the account receivable of Sunrise Guizhou exceeds RMB 200,000,000 and the aging of the account receivable is over five months; and (vii) Sunrise Guizhou fails to complete manufacturing infrastructure construction by December 31, 2023.

The redemption value on the investment by New Kinetic Partnership is higher of (i) 100% of the investment amount plus the aggregated amount of 65% of the profit commitment attributable to New Kinetic Partnership for the following six years post-closing multiplied by the days elapsed divided by (6*365); and (ii) Sunrise Guizhou’s net assets attributable to New Kinetic Partnership on the redemption date.

The movement of redeemable non-controlling interests is as follows:

	For the years ended December 31,
	2023	2022	2021

Balance at beginning of the period	$31,228,329	$-	$-
Contribution from redeemable non-controlling interests	-	29,467,667	-
Accretion to redemption value of redeemable non-controlling interests	3,920,454	2,600,738	-
Foreign exchange effect	(605,597)	(840,076)	-
Balance at end of the period	$34,543,186	$31,228,329	$-